Document and Entity Information	Aug. 02, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	GORES HOLDINGS V, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39429
Entity Tax Identification Number	85-1653565
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	209-3010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001816816
Class A Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GRSV
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GRSVW
Security Exchange Name	NASDAQ
Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GRSVU
Security Exchange Name	NASDAQ